Goodwill and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	$ 9,279	$ 9,631
Dispositions		(135)
Foreign currency adjustments and other	(431)	(217)
Ending balance	8,848	9,279
Canadian banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	1,690	5,093
Reclassification due to reorganization of operating segments		(3,403)
Ending balance	1,690	1,690
Global wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	3,614
Reclassification due to reorganization of operating segments		3,628
Foreign currency adjustments and other	(34)	(14)
Ending balance	3,580	3,614
Global banking and markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	240	260
Dispositions		(21)
Foreign currency adjustments and other	(9)	1
Ending balance	231	240
Latin America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	2,832	3,272
Reclassification due to reorganization of operating segments		(225)
Dispositions		(47)
Foreign currency adjustments and other	(315)	(168)
Ending balance	2,517	2,832
Caribbean and central america [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	903	1,006
Dispositions		(67)
Foreign currency adjustments and other	(73)	(36)
Ending balance	$ 830	$ 903